Net Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Disaggregation of Revenue from Contracts with Customers
a.	Disaggregation of revenue from contracts with customers

	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
Product	(In Millions)	(In Millions)	(In Millions)

Wafer	$1,178,456.3	$1,405,300.3	$1,991,855.9
Others	160,798.5	182,114.7	272,035.4

	$1,339,254.8	$1,587,415.0	$2,263,891.3

	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
Geography	(In Millions)	(In Millions)	(In Millions)

Taiwan	$129,082.9	$203,963.7	$210,470.8
United States	817,911.0	1,015,996.4	1,493,328.8
China	233,783.3	164,552.1	245,168.8
Europe, the Middle East and Africa	70,213.4	89,010.1	123,767.1
Japan	63,299.2	71,920.8	119,099.3
Others	24,965.0	41,971.9	72,056.5

	$1,339,254.8	$1,587,415.0	$2,263,891.3

The Company categorized the net revenue mainly based on the countries where the customers are headquartered.

	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
Platform	(In Millions)	(In Millions)	(In Millions)

High Performance Computing	$439,810.0	$587,780.1	$932,383.7
Smartphone	645,303.6	695,091.2	888,879.2
Internet of Things	110,355.2	133,006.0	196,115.0
Automotive	44,367.5	67,076.4	116,381.0
Digital Consumer Electronics	54,555.7	55,577.2	56,158.8
Others	44,862.8	48,884.1	73,973.6

	$1,339,254.8	$1,587,415.0	$2,263,891.3

	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
Resolution	(In Millions)	(In Millions)	(In Millions)

5-nanometer	$90,934.5	$262,327.4	$508,689.9
7-nanometer	394,837.0	440,383.1	535,153.8
10-nanometer	3,403.1	660.0	24.9
16-nanometer	197,959.0	191,058.9	258,544.3
20-nanometer	8,450.9	5,668.8	8,853.3
28-nanometer	149,367.7	153,066.6	206,611.9
40/45-nanometer	103,176.5	103,413.6	145,546.2
65-nanometer	61,226.7	66,467.9	93,288.6
90-nanometer	29,380.4	32,260.3	40,184.2
0.11/0.13 micron	33,197.1	40,558.5	57,992.3
0.15/0.18 micron	86,008.5	86,700.3	110,571.2
0.25 micron and above	20,514.9	22,734.9	26,395.3

Wafer revenue	$1,178,456.3	$1,405,300.3	$1,991,855.9

Summary of Contract Balances
b.	Contract balances

	January 1, 2021	December 31, 2021	December 31, 2022
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Contract liabilities (classified under accrued expenses and other current liabilities)	$13,775.1	$39,762.6	$70,806.6

Summary of Temporary Receipts from Customers
c.	Temporary receipts from customers

	December 31, 2021	December 31, 2022
	NT$	NT$
	(In Millions)	(In Millions)

Current portion (classified under accrued expenses and other current liabilities)	$30,612.7	$107,723.6
Noncurrent portion (classified under other noncurrent liabilities)	155,381.5	168,399.2

	$185,994.2	$276,122.8